FHLB ADVANCES (Details Textual) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances [Line Items]
Loans Pledged as Collateral		$ 45,283,000
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 18,623,000	15,497,000
Family Residental Real Estate [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	$ 46,795,000
Commercial Real Estate Loan [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged		$ 45,283,000